Document and Entity Information Document	Nov. 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	Cushman & Wakefield plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-38611
Entity Tax Identification Number	98-1193584
Entity Central Index Key	0001628369
Amendment Flag	false
Entity Address, Address Line One	125 Old Broad Street
Entity Address, City or Town	London,
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2N 1AR
City Area Code	+44
Local Phone Number	20 3296 3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, $0.10 nominal value
Trading Symbol	CWK
Security Exchange Name	NYSE